SHORT-TERM INVESTMENTS (Schedule of Short-Term Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of short-term investments [Abstract]
Investments (deposits)	$ 1,169